Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2011
Media Display Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	5 years
Computer and Office Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	lesser of the term of the lease or the estimated useful lives of the assets